Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Ccomponents of deferred tax assets and liabilities
Deferred tax liabilities	$ 120,533	$ 129,284
Deferred tax assets:
Allowance for doubtful accounts and estimated allowance for refunds and appeals	34,794	35,174
Accrued compensation	2,185	540
Deferred rent	149	156
Stock compensation	10,381	2,960
Tax credit and net operating loss carryforward	652	1,652
Other deductible temporary differences	5,077	6,353
Gross deferred tax assets	53,238	46,835
Less: valuation allowance	(199)	(440)
Total deferred tax assets	53,039	46,395
Deferred tax liabilities:
Unbilled receivables and other liabilities	(2,307)	(2,435)
Intangibles and goodwill	(154,528)	(161,099)
Property and equipment	(10,795)	(8,706)
Software development costs	(2,603)	(1,998)
Other taxable temporary differences	(3,339)	(1,441)
Total gross deferred tax liabilities	(173,572)	(175,679)
Net deferred tax liability	$ (120,533)	$ (129,284)